Note 22 - Related Party Transactions (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating Leases, Rent Expense	$ 57,850	$ 52,561	$ 53,873
Revenue from Related Parties	715	372	154
Due from Related Parties	4,897	728
Due to Related Parties	0	43
Minority Shareholders of Subsidiaries [Member]
Operating Leases, Rent Expense	$ 643	478	$ 1,080
Lessee Leasing Arrangements, Operating Leases, Term of Contract	10 years
Minority Shareholders of Subsidiaries [Member] | Minimum [Member]
Property Management Contract Term	1 year
Debt Instrument, Term	1 year
Minority Shareholders of Subsidiaries [Member] | Maximum [Member]
Property Management Contract Term	3 years
Debt Instrument, Term	10 years
First Service [Member]
Due from Related Parties		307
Rental Income, Nonoperating	$ 344	$ 265